LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED SEPTEMBER 18, 2009

TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in each Fund’s Prospectus and Statement of Additional Information.

Effective November 2, 2009, each Fund will be renamed as listed below.

There will be no change in the Funds’ investment objective(s) or investment policies as a result of the name changes.

SCHEDULE A

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Variable Aggressive Growth Portfolio	Legg Mason ClearBridge Variable Aggressive Growth Portfolio	February 28, 2009

Legg Mason Partners Variable Appreciation Portfolio	Legg Mason ClearBridge Variable Appreciation Portfolio	April 30, 2009

Legg Mason Partners Variable Capital and Income Portfolio	Legg Mason ClearBridge Variable Equity Income Builder Portfolio	April 30, 2009

Legg Mason Partners Variable Capital Portfolio	Legg Mason ClearBridge Variable Capital Portfolio	April 30, 2009

Legg Mason Partners Variable Dividend Strategy Portfolio	Legg Mason ClearBridge Variable Dividend Strategy Portfolio	February 28, 2009

Legg Mason Partners Variable Fundamental Value Portfolio	Legg Mason ClearBridge Variable Fundamental Value Portfolio	April 30, 2009

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Variable Global Equity Portfolio	Legg Mason Batterymarch Variable Global Equity Portfolio	April 30, 2009

Legg Mason Partners Variable International All Cap Opportunity Portfolio	Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	February 28, 2009

Legg Mason Partners Variable Investors Portfolio	Legg Mason ClearBridge Variable Investors Portfolio	April 30, 2009

Legg Mason Partners Variable Large Cap Growth Portfolio	Legg Mason ClearBridge Variable Large Cap Growth Portfolio	February 28, 2009

Legg Mason Partners Variable Lifestyle Allocation 50%	Legg Mason Variable Lifestyle Allocation 50%	April 30, 2009

Legg Mason Partners Variable Lifestyle Allocation 70%	Legg Mason Variable Lifestyle Allocation 70%	April 30, 2009

Legg Mason Partners Variable Lifestyle Allocation 85%	Legg Mason Variable Lifestyle Allocation 85%	April 30, 2009

Legg Mason Partners Variable Mid Cap Core Portfolio	Legg Mason ClearBridge Variable Mid Cap Core Portfolio	February 28, 2009

Legg Mason Partners Variable Small Cap Growth Portfolio	Legg Mason ClearBridge Variable Small Cap Growth Portfolio	April 30, 2009

Legg Mason Partners Variable Social Awareness Portfolio	Legg Mason Investment Counsel Variable Social Awareness Portfolio	February 28, 2009

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Variable Adjustable Rate Income Portfolio	Legg Mason Western Asset Variable Adjustable Rate Income Portfolio	February 28, 2009

Legg Mason Partners Variable Diversified Strategic Income Portfolio	Legg Mason Western Asset Variable Diversified Strategic Income Portfolio	April 30, 2009

Legg Mason Partners Variable Global High Yield Bond Portfolio	Legg Mason Western Asset Variable Global High Yield Bond Portfolio	April 30, 2009

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Partners Variable High Income Portfolio	Legg Mason Western Asset Variable High Income Portfolio	February 28, 2009

Legg Mason Partners Variable Money Market Portfolio	Legg Mason Western Asset Variable Money Market Portfolio	February 28, 2009

Legg Mason Partners Variable Strategic Bond Portfolio	Legg Mason Western Asset Variable Strategic Bond Portfolio	April 30, 2009

FDXX012009